Investments (Mortgage Loans and Valuation Allowance by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	$ 49	$ 126
Recorded Investment	47	123
Valuation Allowances	3	26
Unpaid Principal Balance	220	155
Recorded Investment	209	150
Recorded Investment	66,678	59,562
Valuation Allowances	315	279
Carrying Value	253	247
Average Recorded Investment	274	458
Commercial
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	75
Recorded Investment	0	75
Valuation Allowances	0	24
Unpaid Principal Balance	57	101
Recorded Investment	57	100
Recorded Investment	43,955	40,913
Valuation Allowances	217	200
Carrying Value	57	151
Average Recorded Investment	127	359	$ 526
Agricultural
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	49	51
Recorded Investment	47	48
Valuation Allowances	3	2
Unpaid Principal Balance	22	14
Recorded Investment	21	13
Recorded Investment	13,120	12,317
Valuation Allowances	39	37
Carrying Value	65	59
Average Recorded Investment	63	80	153
Residential
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Valuation Allowances	0	0
Unpaid Principal Balance	141	40
Recorded Investment	131	37
Recorded Investment	9,603	6,332
Valuation Allowances	59	42
Carrying Value	131	37
Average Recorded Investment	$ 84	$ 19	$ 14